CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS Statement (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (47,041)	$ (79,173)
Other comprehensive loss:
Other post-retirement benefits and total other comprehensive loss	(446)	0
Comprehensive loss	$ (47,487)	$ (79,173)